Marketable Securities (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Marketable Securities
Marketable Securities, Beginning	$ 0
Additions	1,380,970
Fair Value Adjustment	(987,489)
Marketable Securities, Ending	$ 393,481